UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

J. Garrett Stevens
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Name and address of agent for service)

Copy to:
W. John McGuire
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2014

Date of reporting period: January 31, 2014

Item 1.   Schedule of Investments

ROBO-STOXTM
Global Robotics and Automation Index ETF
Schedule of Investments
January 31, 2014 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 97.9%

Canada — 1.8%
ATS Automation Tooling Systems *	55,863	$697,190
MacDonald Dettwiler & Associates	10,366	736,393
		1,433,583
Finland — 0.9%
Cargotec, Cl B	20,457	727,562

France — 1.9%
Dassault Systemes	6,621	785,019
Schneider Electric	8,905	719,294
		1,504,313
Germany — 7.6%
Jenoptik	47,050	792,575
Krones	22,404	1,792,139
KUKA	40,879	1,959,733
Leoni	11,470	890,745
Siemens	5,995	759,714
		6,194,906
Hong Kong — 1.1%
Johnson Electric Holdings	984,204	879,772

Israel — 2.2%
Elbit Systems	14,339	812,019
Mazor Robotics *	78,092	974,207
		1,786,226
Japan — 24.4%
Aida Engineering	78,100	881,367
Daihen	186,000	835,607
Denso	15,600	815,194
FANUC	12,000	1,969,658
Hitachi Kokusai Electric	62,000	823,471
IHI	186,000	859,274
Keyence	5,100	2,121,963
Mitsubishi Electric	62,000	714,848
Nabtesco	33,600	751,453
Nachi-Fujikoshi	130,000	837,232
Omron	43,800	1,753,372
Shinmaywa Industries	98,000	849,839
SMC	4,300	1,095,307
THK	34,200	758,178
Topcon	52,200	731,628
Toshiba Machine	128,000	700,323
Yaskawa Electric	124,000	1,723,402
Yokogawa Electric	53,200	836,766
Yushin Precision Equipment	40,400	890,089
		19,948,971
Netherlands — 1.9%
Fugro	12,675	663,538
QIAGEN *	39,935	876,044
		1,539,582

Description	Shares	Fair Value

Norway — 1.0%
Kongsberg Gruppen	38,284	$783,677

South Korea — 0.9%
SFA Engineering	17,590	744,454

Sweden — 2.4%
Arcam *	26,112	1,129,950
Beijer Alma	2,834	72,673
Elekta, Cl B	49,449	720,820
		1,923,443
Switzerland — 5.2%
ABB	69,933	1,744,758
Kardex	17,403	742,840
Swisslog Holding	690,171	860,192
Tecan Group	7,836	859,959
		4,207,749
Taiwan — 4.2%
Airtac International Group	62,000	562,753
Delta Electronics	91,000	500,091
Foxconn Technology	242,000	544,745
Hiwin Technologies	143,000	1,297,962
Teco Electric and Machinery	464,000	506,154
		3,411,705
United Kingdom — 3.1%
E2V Technologies	323,670	830,046
QinetiQ Group	236,225	867,917
Renishaw	25,986	804,814
		2,502,777
United States — 39.3%
Consumer Discretionary— 2.3%
iRobot*	53,999	1,908,324
Energy— 2.8%
Forum Energy Technologies*	28,769	722,677
Oceaneering International	23,065	1,571,880
		2,294,557
Health Care— 4.9%
Accuray*	100,252	1,067,684
Intuitive Surgical*	4,937	2,012,222
Varian Medical Systems*	11,068	899,939
		3,979,845
Industrials— 13.7%
Aerovironment*	68,417	2,040,195
Cubic	14,558	721,058
Deere	9,036	776,735
ExOne*	16,574	779,972
John Bean Technologies	29,568	912,764
Lincoln Electric Holdings	25,853	1,789,028
Nordson	10,634	737,149
Northrop Grumman	7,477	863,967
Rockwell Automation	15,807	1,815,276
Teledyne Technologies*	8,976	824,625
		11,260,769

ROBO-STOXTM
Global Robotics and Automation Index ETF
Schedule of Investments
January 31, 2014 (Unaudited)

Description	Shares/Face Amount	Fair Value

Information Technology— 15.6%
3D Systems*	20,925	$1,626,500
Atmel*	106,088	886,895
Brooks Automation	63,985	649,448
Cognex*	52,719	2,079,764
FARO Technologies*	36,421	1,883,694
FLIR Systems	25,440	806,957
Immersion*	73,084	855,083
Measurement Specialties*	13,881	765,815
Microchip Technology	19,073	855,615
National Instruments	25,513	739,877
Nuance Communications*	50,841	779,392
Trimble Navigation*	24,902	805,082
		12,734,122
Total United States		32,177,617

Total Common Stock
(Cost $79,904,618)		79,766,337

Time Deposits — 0.9%
Brown Brothers Harriman
0.030%, 02/03/14 USD	$686,646	686,646
0.186%, 02/03/14 EUR	61,096	82,402

Total Time Deposits
(Cost $769,048)		769,048

Total Investments - 98.8%
(Cost $80,673,666)†		$80,535,385

Percentages are based on Net Assets of $81,487,661.

*	Non-income producing security.
†	At January 31, 2014, the tax basis cost of the Fund's investments was $80,673,666, and the unrealized appreciation and depreciation were $1,896,260 and $(2,034,541) respectively.

Cl — Class
EUR — Euro
USD— United States Dollar

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$79,766,337	$—	$—	$79,766,337
Time Deposits	—	769,048	—	769,048
Total Investments in Securities	$79,766,337	$769,048	$—	$80,535,385

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ROB-QH-001-0100

Item 2.  Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: March 25, 2014

By (Signature and Title)	/s/ Richard Hogan
Richard Hogan, Treasurer

Date: March 25, 2014